POST RETIREMENT BENEFIT PLAN - Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums (Details 8)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year	7.50%	7.50%
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year	11.00%	11.00%